Note 2 - Basis of Preparation	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2	Basis of preparation

(a)	Statement of compliance

These unaudited condensed consolidated interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting and do not include all the information required for full annual financial statements. Accordingly, certain information and disclosures normally included in the annual financial statements prepared in accordance with IFRS Accounting Standards, as issued by the International Accounting Standards Board (“IFRS”) have been omitted or condensed. Selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the financial position and performance of the Group since the last annual consolidated financial statements as at and for the year ended December 31, 2023.

(b)	Basis of measurement

These unaudited condensed consolidated interim financial statements have been prepared on the historical cost basis except for:

●	cash-settled share-based payment arrangements measured at fair value on grant and re-measurement dates;

●	equity-settled share-based payment arrangements measured at fair value on the grant date; and

●	derivative financial assets measured at fair value.

(c)	Functional currency

These unaudited condensed consolidated interim financial statements are presented in United States Dollar (“$” or “US Dollars” or “USD”), which is also the functional currency of the Company. All financial information presented in US Dollars has been rounded to the nearest thousand, unless indicated otherwise. Refer to note 7 for changes to Zimbabwean real-time gross settlement, bond notes or bond coins (“RTGS$”), the Zimbabwe Gold (“ZiG”) and its effect on the consolidated statement of profit or loss and other comprehensive income.